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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:        06-30-12
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Mairs and Power, Inc.
                 -------------------------------
   Address:      332 Minnesota St. # W-1520
                 -------------------------------
                 St. Paul, MN 55101
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-07342
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jon A. Theobald
         -------------------------------
Title:   Compliance Officer
         -------------------------------
Phone:   651-222-8478
         -------------------------------

Signature, Place, and Date of Signing:
/s/ Jon A. Theobald                St. Paul, MN          08-14-12
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              0
                                        --------------------

Form 13F Information Table Entry Total:        156
                                        --------------------

Form 13F Information Table Value Total:      3,864,506
                                        --------------------
                                            (thousands)
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         FORM 13F       NAME OF REPORTING MGR - MAIRS AND POWER, INC.


        COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
------------------------ -------------- --------- ---------- --------------------- ---------- -------- ----------------------------
                                                    VALUE      SHRS OR    SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP    (x$1000)    PRN AMT    PRN CALL DISCRETION MANAGERS    SOLE    SHARED    NONE
------------------------ -------------- --------- ---------- ------------ --- ---- ---------- -------- ---------- ------ ----------
ALLETE, Inc.              COM           018522300      2,481       59,349  SH         Sole                 28,700            30,649
AT&T                      COM           00206R102      1,354       37,966  SH         Sole                    950            37,016
Abbott Laboratories       COM           002824100     13,886      215,380  SH         Sole                 28,000           187,380
Alliant Energy Corp.      COM           018802108        284        6,241  SH         Sole                                    6,241
Altria Group Inc          COM           02209S103        244        7,050  SH         Sole                                    7,050
American Express          COM           025816109      4,795       82,370  SH         Sole                 26,000            56,370
Amgen                     COM           031162100        967       13,259  SH         Sole                                   13,259
Anadarko Pete Corp        COM           032511107        233        3,526  SH         Sole                                    3,526
Apache Corp               COM           037411105        261        2,968  SH         Sole                                    2,968
Apogee Enterprises, Inc   COM           037598109        410       25,500  SH         Sole                 25,500
Apple Computer            COM           037833100        491          840  SH         Sole                                      840
Assoc Banc Corp           COM           045487105     18,412    1,395,911  SH         Sole              1,057,900           338,011
Assoc Estates Rlty Corp   COM           045604105        410       27,400  SH         Sole                 27,400
Automatic Data Proc       COM           053015103        278        5,000  SH         Sole                                    5,000
BP PLC                    COM           055622104     17,739      437,560  SH         Sole                106,192           331,368
Badger Meter Inc          COM           056525108     21,072      561,169  SH         Sole                377,950           183,219
Bank of America Corp      COM           060505104        723       88,361  SH         Sole                 59,600            28,761
Bank of Hawaii            COM           062540109        460       10,000  SH         Sole                 10,000
Bank of Montreal          COM           063671101        997       18,048  SH         Sole                  5,500            12,548
Baxter International      COM           071813109     95,436    1,795,593  SH         Sole              1,269,406           526,187
Becton Dickinson          COM           075887109        392        5,239  SH         Sole                                    5,239
Bemis                     COM           081437105    104,923    3,347,906  SH         Sole              2,461,550           886,356
Berkshire Hathaway B      COM           084670702      1,109       13,305  SH         Sole                                   13,305
Biogen IDEC Inc.          COM           09062X103        213        1,475  SH         Sole                                    1,475
Blackrock Real Asset Eq
 Tr                       COM           09254B109        241       23,586  SH         Sole                                   23,586
Bristol-Myers Squibb      COM           110122108     10,854      301,914  SH         Sole                122,020           179,894
Buffalo Wild Wings Inc    COM           119848109        312        3,600  SH         Sole                  3,600
C H Robinson Worldwide    COM           12541W209     24,766      423,125  SH         Sole                238,150           184,975
Cabela's, Inc.            COM           126804301        423       11,200  SH         Sole                 11,200
Casey's General Stores    COM           147528103        419        7,100  SH         Sole                  7,100
Caterpillar               COM           149123101        408        4,805  SH         Sole                                    4,805
Centerpoint Energy Inc    COM           15189T107        352       17,044  SH         Sole                                   17,044
Chevron Corp              COM           166764100     15,623      148,084  SH         Sole                 14,100           133,984
Cisco                     COM           17275R102        911       53,068  SH         Sole                                   53,068
Coca-Cola                 COM           191216100        652        8,342  SH         Sole                                    8,342
Colgate-Palmolive         COM           194162103        584        5,606  SH         Sole                                    5,606
ConocoPhillips            COM           20825C104     19,351      346,297  SH         Sole                118,000           228,297
Corning                   COM           219350105     46,487    3,595,281  SH         Sole              2,501,000         1,094,281
Cray Inc                  COM           225223304      8,618      713,400  SH         Sole                692,300            21,100
Daktronics, Inc           COM           234264109     17,020    2,463,090  SH         Sole              1,962,050           501,040
Deluxe Corp               COM           248019101      6,876      275,706  SH         Sole                166,250           109,456
Disney                    COM           254687106     20,054      413,481  SH         Sole                191,225           222,256
Dominion Res Inc VA       COM           25746U109        571       10,569  SH         Sole                                   10,569
Donaldson                 COM           257651109    123,436    3,699,021  SH         Sole              2,793,200           905,821
Echo Global Logistics     COM           27875T101        242       12,700  SH         Sole                 12,700
Ecolab Inc                COM           278865100    142,260    2,075,880  SH         Sole              1,537,220           538,660
Emerson Electric          COM           291011104    134,437    2,886,150  SH         Sole              2,078,306           807,844
Exelon Corp               COM           30161N101        288        7,648  SH         Sole                                    7,648
Exxon Mobil Corp          COM           30231G102     40,215      469,961  SH         Sole                115,635           354,326
Fastenal Co.              COM           311900104     45,821    1,136,717  SH         Sole                756,950           379,767
Fedex Corp.               COM           31428X106        293        3,200  SH         Sole                                   3,200
Fiserv                    COM           337738108     36,216      501,461  SH         Sole                241,900           259,561
Freeport McMoran Cl B     COM           35671D857        662       19,438  SH         Sole                                   19,438
Frontier Comm Corp        COM           35906A108         44       11,366  SH         Sole                    585            10,781
G & K Services Cl A       COM           361268105     24,116      773,184  SH         Sole                583,800           189,384
General Electric          COM           369604103     98,467    4,724,881  SH         Sole              3,253,350         1,471,531
General Mills             COM           370334104     96,703    2,509,154  SH         Sole              1,688,098           821,056
Genuine Parts             COM           372460105      1,020       16,935  SH         Sole                 15,000             1,935
Graco Inc                 COM           384109104    130,649    2,835,275  SH         Sole              2,117,900           717,375
HB Fuller                 COM           359694106    115,061    3,747,909  SH         Sole              3,182,600           565,309
Hawkins Chemical          COM           420261109        871       22,800  SH         Sole                 12,800            10,000
Hershey                   COM           427866108      1,412       19,600  SH         Sole                 16,000             3,600
Hewlett-Packard           COM           428236103        224       11,150  SH         Sole                                   11,150
Home Depot                COM           437076102     17,909      337,961  SH         Sole                 93,680           244,281
Honeywell Inc             COM           438516106    133,201    2,385,399  SH         Sole              1,778,365           607,034
Hormel                    COM           440452100    104,441    3,433,292  SH         Sole              2,570,100           863,192
Hub Group Inc Cl A        COM           443320106        484       13,400  SH         Sole                 13,400
IBM                       COM           459200101     15,643       79,982  SH         Sole                 34,105            45,877
Illinois Tool Works Inc   COM           452308109        222        4,198  SH         Sole                                    4,198
Ingersoll Rand            COM           G47791101      1,074       25,470  SH         Sole                 23,000             2,470
Integrys Energy Group     COM           45822P105        249        4,380  SH         Sole                                    4,380
Intel                     COM           458140100     34,935    1,310,874  SH         Sole                864,273           446,601
Intl Flavors/Fragr        COM           459506101        249        4,541  SH         Sole                  4,000               541
J.P. Morgan Chase & Co    COM           46625H100     10,324      288,948  SH         Sole                 86,600           202,348
Johnson & Johnson         COM           478160104    114,976    1,701,837  SH         Sole              1,233,070           468,767
Kellogg                   COM           487836108        229        4,650  SH         Sole                                    4,650
Kimberly-Clark            COM           494368103     15,282      182,430  SH         Sole                 37,200           145,230
LKQ Corp.                 COM           501889208        484       14,500  SH         Sole                 14,500
Landauer                  COM           51476K103        684       11,929  SH         Sole                  7,300             4,629
Lilly (Eli)               COM           532457108     12,825      298,871  SH         Sole                136,150           162,721
Lincoln Nat'l Corp        COM           534187109        459       21,000  SH         Sole                 21,000
MDU Resources Group       COM           552690109        480       22,225  SH         Sole                 17,500             4,725
MMM Co.                   COM           88579Y101    192,319    2,146,416  SH         Sole              1,417,206           729,210
MOCON Inc                 COM           607494101        333       21,600  SH         Sole                 21,600
MTS Systems               COM           553777103     68,350    1,773,028  SH         Sole              1,416,300           356,728
McDonald's Corp           COM           580135101      1,591       17,970  SH         Sole                                   17,970
Medtox Scientific Inc     COM           584977201     15,300      567,505  SH         Sole                529,100            38,405
Medtronic Inc             COM           585055106    142,953    3,691,005  SH         Sole              2,586,244         1,104,761
Merck & Co Inc            COM           58933Y105      5,682      136,107  SH         Sole                  8,650           127,457
Minnesota Muni In
 Portfol                  COM           604062109        557       31,200  SH         Sole                                   31,200
Microsoft                 COM           594918104      6,558      214,382  SH         Sole                 21,775           192,607
Murphy Oil                COM           626717102      1,358       27,000  SH         Sole                 27,000
NVE Corp                  COM           629445206     16,098      299,505  SH         Sole                255,850            43,655
NextEra Energy, Inc.      COM           65339F101        223        3,236  SH         Sole                                    3,236
Norfolk Southern Corp     COM           655844108        262        3,644  SH         Sole                                    3,644
Oasis Petroleum Inc       COM           674215108        305       12,600  SH         Sole                 12,600
Oracle Sys                COM           68389X105        306       10,300  SH         Sole                                   10,300
Oshkosh Corp              COM           688239201        423       20,200  SH         Sole                 20,200
Patterson Companies       COM           703395103     57,877    1,679,054  SH         Sole              1,104,850           574,204
Pentair Inc               COM           709631105    127,739    3,336,977  SH         Sole              2,490,150           846,827
PepsiCo Inc               COM           713448108        788       11,155  SH         Sole                                   11,155
Pershing Gold Corp        COM           715302105          5       12,000  SH         Sole                                   12,000
Pfizer Inc                COM           717081103     60,015    2,609,369  SH         Sole              1,857,044           752,325
Philip Morris Intl Inc    COM           718172109        677        7,756  SH         Sole                                    7,756
Phillips 66               COM           718546104      5,554      167,077  SH         Sole                 56,750           110,327
Polaris Ind               COM           731068102        292        4,080  SH         Sole                                    4,080
Polymet Mining Corp       COM           731916102          8       10,000  SH         Sole                                   10,000
Principal Financial       COM           74251V102     55,095    2,100,456  SH         Sole              1,474,200           626,256
PrivateBancorp Inc        COM           742962103        391       26,500  SH         Sole                 26,500
Procter & Gamble          COM           742718109     13,010      212,402  SH         Sole                 32,330           180,072
Qualcomm, Inc.            COM           747525103        344        6,170  SH         Sole                                    6,170
Royal Bank of Canada      COM           780087102        922       18,000  SH         Sole                                   18,000
Royal Dutch Shell Spons
 ADR A                    COM           780259206      1,296       19,226  SH         Sole                 10,000             9,226
Schlumberger Ltd          COM           806857108     54,608      841,293  SH         Sole                447,350           393,943
Sigma Aldrich             COM           826552101        824       11,150  SH         Sole                  4,000             7,150
Snap-On Inc.              COM           833034101      2,704       43,445  SH         Sole                 16,450            26,995
Sonus Networks            COM           835916107         54       25,000  SH         Sole                                   25,000
St. Jude Medical          COM           790849103     72,753    1,822,930  SH         Sole              1,364,175           458,755
Stratasys Inc.            COM           862685104      9,795      197,880  SH         Sole                 75,850           122,030
Sturm Ruger               COM           864159108      1,357       33,800  SH         Sole                 30,000             3,800
Super Valu                COM           868536103        666      128,640  SH         Sole                 50,000            78,640
Superior Energy Svcs      COM           868157108        348       17,200  SH         Sole                 17,200
SurModics Inc             COM           868873100     13,101      757,295  SH         Sole                656,800           100,495
Synovus Finl Corp         COM           87161C105         22       11,140  SH         Sole                                   11,140
TCF Financial             COM           872275102     53,123    4,627,454  SH         Sole              3,551,300         1,076,154
Target Corp               COM           87612E106    157,476    2,706,234  SH         Sole              1,910,716           795,518
Techne Corp               COM           878377100     28,642      386,017  SH         Sole                207,025           178,992
Tennant Company           COM           880345103        368        9,200  SH         Sole                                    9,200
Titan Machinery Inc       COM           88830R101        507       16,700  SH         Sole                 16,700
Toro                      COM           891092108    121,516    1,658,021  SH         Sole              1,338,700           319,321
Travelers Cos Inc         COM           89417E109     42,654      668,142  SH         Sole                400,700           267,442
US Bancorp                COM           902973304    140,283    4,362,030  SH         Sole              3,251,776         1,110,254
United Health Group       COM           91324P102      1,423       24,319  SH         Sole                                   24,319
United Parcel Service     COM           911312106     59,626      757,064  SH         Sole                448,000           309,064
United Technologies       COM           913017109        567        7,509  SH         Sole                                    7,509
VASCO Data Security Intl  COM           92230Y104        380       46,500  SH         Sole                 46,500
Valspar                   COM           920355104    178,045    3,391,981  SH         Sole              2,538,600           853,381
Verizon Comm              COM           92343V104     11,465      257,978  SH         Sole                 22,140           235,838
Waddell & Reed Finl Cl A  COM           930059100        212        7,000  SH         Sole                  7,000
WalMart                   COM           931142103        474        6,800  SH         Sole                                    6,800
Walgreen Co.              COM           931422109        489       16,538  SH         Sole                                   16,538
Washington Post Co        COM           939640108      1,308        3,500  SH         Sole                                    3,500
Wells Fargo & Co          COM           949746101    117,812    3,523,077  SH         Sole              2,312,600         1,210,477
Western Union             COM           959802109     24,705    1,467,070  SH         Sole                838,475           628,595
Weyerhaeuser              COM           962166104        229       10,224  SH         Sole                  1,621             8,603
Williams Cos              COM           969457100        893       31,000  SH         Sole                                   31,000
Wintrust Finan Corp       COM           97650W108        408       11,500  SH         Sole                 11,500
Xcel Energy Inc.          COM           98389B100     12,925      454,950  SH         Sole                129,200           325,750
Zimmer Holdings, Inc.     COM           98956P102     49,285      765,777  SH         Sole                512,675           253,102
SPDR S&P 500 ETF Trust    ETF           78462F103      3,397       24,955  SH         Sole                 22,000             2,955
Schwab Intl Eq ETF        ETF           808524805      1,039       43,000  SH         Sole                                   43,000
Schwab US Broad Mkt ETF   ETF           808524102      1,645       50,330  SH         Sole                                   50,330
iShares Growth            ETF           464287309        207        2,816  SH         Sole                                    2,816
iShares MSCI EAFE Index
 Fd                       ETF           464287465        443        8,860  SH         Sole                                    8,860
iShares MSCI Emerg Mkts
 Index                    ETF           464287234        202        5,150  SH         Sole                                    5,150
iShares S&P 500 Index     ETF           464287200      1,216        8,890  SH         Sole                    135             8,755
REPORT SUMMARY            156        DATA RECORDS  3,864,506  101,063,310        0                     70,449,467        30,613,843